First Trust Materials AlphaDEX Fund Expense Example, No Redemption - First Trust Materials AlphaDEX Fund - First Trust Materials AlphaDEX Fund	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 65
Expense Example, No Redemption, 3 Years	205
Expense Example, No Redemption, 5 Years	357
Expense Example, No Redemption, 10 Years	$ 798